File Nos. 333-174627

811-22564

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒

GMO SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

J.B. Kittredge, Esq.

GMO Series Trust

40 Rowes Wharf

Boston, Massachusetts 02110

(Name and address of agent for service)

with a copy to:

Thomas R. Hiller, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 4, 2016, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On , pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 28 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate October 4, 2016 as the new effective date for Post-Effective Amendment No. 27 filed pursuant to Rule 485(a) under the Securities Act on August 1, 2016. Post-Effective Amendment No. 27 was initially scheduled to become effective on September 30, 2016. This Post-Effective Amendment No. 28 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 27.

GMO SERIES TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of GMO Series Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on August 1, 2016 (“Amendment No. 27/29”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 27/29 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2016.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 27/29 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Series Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 28 under the 1933 Act and Amendment No. 30 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of September, 2016.

GMO Series Trust

By:	SHEPPARD N. BURNETT*
Sheppard N. Burnett
Title:	President; Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 28 to GMO Series Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

SHEPPARD N. BURNETT* Sheppard N. Burnett	President; Chief Executive Officer; Principal Executive Officer	September 29, 2016

CARLY CUSHMAN* Carly Cushman	Treasurer; Chief Financial Officer; Chief Accounting Officer, Principal Financial and Accounting Officer	September 29, 2016

MARIA D. FURMAN* Maria D. Furman	Trustee	September 29, 2016

J.B. KITTREDGE* J.B. Kittredge	Trustee	September 29, 2016

SANDRA WHISTON* Sandra Whiston	Trustee	September 29, 2016

* By:	/s/ Douglas Y. Charton
Douglas Y. Charton
Attorney-in-Fact**

**	Pursuant to Power of Attorney for each of Sheppard N. Burnett, Carly Cushman, Maria D. Furman, J.B. Kittredge, and Sandra Whiston filed with the Securities and Exchange Commission (the “SEC”) as part of Post-Effective Amendment No. 25 to the Registration Statement under the 1933 Act and Amendment No. 27 to the Registration Statement under the 1940 Act on June 29, 2016.

GMO SERIES TRUST SEPTEMBER 2016 485BXT FILING

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit

Other.

1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.